OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
NOTE 6 – OTHER CURRENT LIABILITIES

	December 31,
	2016	2015
	US Dollars	US Dollars

Accrued payroll and related taxes	16,464	13,140
Provision for vacation	4,862	3,560
Accrued expenses and other	3,691	-
Related parties - current account	3,286	19,425
	28,303	36,125